Award Timing Disclosure	12 Months Ended
Dec. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
●	Timing of Grants: The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information and the Company does not time the release of material nonpublic information based on equity award grant dates, vesting events, or sale events. Other than the RSUs and PSUs, no equity awards were granted to our NEOs during Fiscal Year 2024. Consequently, the Company does not have a policy or practice regarding the timing of stock option grants.

Award Timing Method	The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information and the Company does not time the release of material nonpublic information based on equity award grant dates, vesting events, or sale events. Other than the RSUs and PSUs, no equity awards were granted to our NEOs during Fiscal Year 2024
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information and the Company does not time the release of material nonpublic information based on equity award grant dates, vesting events, or sale events
MNPI Disclosure Timed for Compensation Value	false